Short-term loans	12 Months Ended
Dec. 31, 2019
Short-term loans
Short-term loans
1 6 .	Short - term loans
Components of the outstanding short
-
term loans are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
RMB denominated	1,000,000	627,608
U.S. dollar denominated	343,160	466,037

Total	1,343,160	1,093,645

For the year ended December 31, 2018:
(a)
During the year ended December 31, 2018, RMB1.0 billion was drawn down under the credit facility agreement with China Merchants Bank signed in 2017, of which (i) RMB200.0 million was uncollateralized short
-
term loan with a fixed interest rate based on 6-month to 12-month People’s Bank of China’s Deposit Benchmarking minus 9.89% per annum; (ii) separate loan agreements of RMB200.0 million, RMB200.0 million and RMB400.0 million during the year ended December 31, 2018, with fixed interest rates of 4.35%, 4.29% and 3.96% per annum, respectively. These three loans were secured by the Group’s accounts receivable in the amount of RMB200.0 million, RMB200.0 million and RMB400.0 million, respectively. The outstanding borrowing
was RMB1.0 billion as of December 31, 2018 and was repaid during the first quarter of 2019.

(b)
During the year ended December 31, 2018, the Group entered into a US$ denominated short
-
term loan agreement with China Merchants Bank for a loan of US$50,000 (approximately RMB343,160). The loan was pledged by the Group’s short
-
term investments amounted to US$200,000 (approximately RMB1.4 billion) and was guaranteed by the Company. The borrowing carries floating interest rate based on
6-month
London Inter-Bank Offered Rate plus 0.45% per annum. The loan was outstanding as of December 31, 2018 and fully repaid in January 2019.

(c)
In addition, during the year ended December 31, 2018, the Group also entered into RMB denominated short-term bank facility agreements with certain PRC banks with a facility limit of up to RMB250.0 million. The facility was not utilized as of December 31, 2018 and expired
as of December 31, 2019.

For the year ended December 31, 2019:
(a)
During the year ended December 31, 2019, the Group entered into a RMB denominated revolving credit facility agreement with the Bank of Communications for up to RMB1.0 billion. The facility was drawn down twice in the amounts of RMB27.6 million and RMB100 million, with a fixed interest rate of 2.98% and 2.8% per annum, respectively.

(b)
During the year ended December 31, 2019, the Group entered into a revolving credit facility agreement with the China Merchants Bank for up to RMB1.0 billion, which included a USD denominated facility of US$80 million (approximately RMB556.9 million)
 and a RMB denominated facility of RMB443.1 million
. The USD denominated facility was drawn down in the amount of US$20 million (approximately RMB139.4 million), with a fixed interest rate based on 12-month London Inter-Bank Offered Rate plus 0.55%, through an offshore financing agreement with a domestic guarantee; the residual RMB denominated facility was drawn down twice in the amounts of RMB160 million and RMB340 million, with a fixed interest rate of 3.92% and 4.05% per annum, respectively, guaranteed
by the Group’s receivables
 from its subsidiary
.

(c)
During the year ended December 31, 2019, the Group entered into a USD denominated revolving facility agreement with the
Standard
Chartered Bank for up to US$45 million (approximately RMB313.9 million), in which US$36.8 million (approximately RMB256.8 million) was drawn down and outstanding as of December 31, 2019. The borrowing carries floating interest rate based on the 12-month London Inter-Bank Offered Rate plus 0.85% per annum.

(d)
During the year ended December 31, 2019, the Group entered into a USD denominated revolving credit facility agreement with Industrial Bank for up to US$80 million (approximately RMB558.1 million), in which US$10 million (approximately RMB69.8 million) was drawn down and outstanding as of December 31, 2019. The borrowing carries fixed interest rate of 2.94% per annum.

(e)	As of December 31, 2019, the Group also had other unutilized credit facilities of RMB468.3 million and RMB77.1 million, authorized by Everbright Bank of China and Bank of China, respectively.
The weighted average interest rates for the outstanding short
-
term loans during the year
s
ended December 31, 2018 and 2019 were approximately 3.99% and 3.41%, respectively.
There is no financial covenant in respect of the Group’s short
-
term loans as of December 31, 2018 and 2019.